CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (STATEMENT OF COMPREHENSIVE INCOME) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Net loss	$ (25,323,660)	$ (31,465,947)	$ (24,056,359)
Other comprehensive income (loss) net of tax:
Change in cumulative foreign currency translation adjustments	(2,705,401)	(328,367)	2,536,356
Total comprehensive loss	(28,029,061)	(31,794,314)	(21,520,003)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net loss	(23,400,346)	(31,077,215)	(23,967,870)
Other comprehensive income (loss) net of tax:
Change in cumulative foreign currency translation adjustments	(2,705,401)	(328,367)	2,536,356
Total comprehensive loss	$ (26,105,747)	$ (31,405,582)	$ (21,431,514)